UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended:  June 30, 2003
Check here if Amendment   [ x ]; Amendment number: [ 14 ]
This Amendment (Check only one):  [  ] is a restatement.
[ X ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	The Southern Fiduciary Group Inc.
Address:  2325 Crestmoor Road, Suite 202
          P.O. Box 158947
          Nashville, Tennessee 37215
13F File Number:  28-2983
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:   Ernest Williams III, C.F.A.
Title:   President
Phone:   615-383-7701
Signature, Place, and Date of Signing
Ernest Williams III    Nashville, TN    August 12, 2003
Report Type (Check only one.):
[ x  ] 13F Holdings Report
[    ] 13F Notice
[    ] Combination Report
List of Other Managers Reporting for this Manager:
NONE
I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE
REPORT SUMMARY;
NUMBER OF OTHER INCLUDED MANAGERS:      NONE
FORM 13F INFORMATION TABLE ENTRY TOTAL:  43
FORM 13F INFORMATION TABLE VALUE TOTAL (X $1,000): $135,578

LIST OF OTHER INCLUDED MANAGERS:
NONE


                        TITLE OF                       VALUE      SHARES/    SH/   INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER           CLASS            CUSIP       (x$1000)    PRN AMT    PRN   DSCRETN  MNGERS    SOLE    SHARED   NONE
-------------------     --------         -------      --------    -------    ---   -------  ------    -----   -------  ----

Acuity Brnds Inc         COM             00508Y102         847       46592    SH     SOLE   None      27100           19492
Am Retirement Corp       COM             028913101        3615     1721500    SH     SOLE   None     581578         1139922
Bancorp South            COM             059692103         250       12000    SH     SOLE   None       8200            3800
Belo Corp Cl A           COM             080555105        4159      185993    SH     SOLE   None     110865           75128
Berkshire Hath Cl B      COM             084670207       17190        7074    SH     SOLE   None       3300            3774
Berry Petroleum 'A'      COM             085789105        4791      266920    SH     SOLE   None     182000           84920
Calif Coastl Comm        COM             129915104         108       16347    SH     SOLE   None       9300            7047
Coca-Cola Co             COM             191216100         353        7600    SH     SOLE   None       4200            3400
Correc Crp of Am         COM             22025Y100        3880      153182    SH     SOLE   None      58500           94682
Crawford & Co 'A'        COM             224633206          59       12092    SH     SOLE   None       8300            3792
Crawford & Co 'B'        COM             224633107          91       18506    SH     SOLE   None       9100            9406
Fairfax Financial Hldg   COM             303901102       25626      166513    SH     SOLE   None      76700           89813
General Electric         COM             369604103         341       11900    SH     SOLE   None       9400            2500
General Mtr Hughes Elect COM             370442832        2239      174800    SH     SOLE   None     116000           58800
Gillette Co              COM             375766102         827       25948    SH     SOLE   None      11000           14948
Glatfelter               COM             377316104         546       37000    SH     SOLE   None      13200           23800
GTECH Holdings           COM             400518106       12723      337920    SH     SOLE   None     236300          101620
Hanson PLC               COM             411352305         480       17000    SH     SOLE   None       4700           12300
HCC Ins Hldgs            COM             404132102        4815      162840    SH     SOLE   None     109200           53640
Intl Flavor & Fragrn     COM             459506101         910       28500    SH     SOLE   None      13600           14900
Japan Equity             COM             471057109          66       12000    SH     SOLE   None       5900            6100
Japan Smaller Cap Fd     COM             471091108          95       11500    SH     SOLE   None       7900            3600
LabOne                   COM             50540L105       17817      826375    SH     SOLE   None     360000          466375
Lee Enterprises          COM             523768109        1664       44330    SH     SOLE   None      20100           24230
Legacy Hotels            COM             524919107        2574      623300    SH     SOLE   None     517900          105400
Leucadia Natl Corp       COM             527288104         664       17900    SH     SOLE   None       6000           11900
Loews Corp               COM             540424108        1314       27780    SH     SOLE   None      12600           15180
McCormick & Co           COM             579780206         408       15000    SH     SOLE   None       7200            7800
Media General            COM             584404107         297        5200    SH     SOLE   None       3500            1700
Natl Health Investors    COM             63633D104        7573      410673    SH     SOLE   None     128344          282329
Natl Health Realty       COM             635905102         518       32397    SH     SOLE   None      12700           19697
Natl Healthcare Corp     COM             635906100         596       30293    SH     SOLE   None      17200           13093
Pall Corp                COM             696429307        4518      200800    SH     SOLE   None     167600           33200
Ryerson Tull Inc         COM             783755101         808       92006    SH     SOLE   None      51400           40606
Scripps E W Co Cl A      COM             811039106        1943       21895    SH     SOLE   None       9500           12395
Syntroleum Corp          COM             871630109        3120     1168707    SH     SOLE   None     839000          329707
Tidewater Inc            COM             886423102        2675       91081    SH     SOLE   None      38878           52203
Trustmark Corp           COM             898402102         315       12364    SH     SOLE   None       4000            8364
Vulcan Materials         COM             929160109         578       15600    SH     SOLE   None       7200            8400
Wal-Mart Stores          COM             931142103         569       10600    SH     SOLE   None       4900            5700
Washington Post 'B'      COM             939640108         520         709    SH     SOLE   None        300             409
Wesco Financial          COM             950817106         650        2083    SH     SOLE   None       1200             883
White Mountain Insur     COM             G9618E107        2446        6192    SH     SOLE   None       4192            2000

TOTAL                                                   135578